Commitments and Contingencies	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

NOTE 9 – Commitments and Contingencies

Operating Leases – The Company leases office and laboratory space under operating leases. Expense relating to these operating leases was $59,700 and $56,025 for the years ended December 31, 2017 and 2016, respectively. The future minimum lease payments required under non-cancellable operating leases at December 31, 2017 was $44,550. The future minimum lease payments are due during the year 2018.